Simpson Thacher & Bartlett LLP

900 G STREET, NW

WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5500

FACSIMILE: +1-202-636-5502

Direct Dial Number +1-202-636-5806	E-mail Address ryan.brizek@stblaw.com

November 17, 2020

Re:	Western Asset Diversified Income Fund (the “Fund”), Nos. 333-240200 and 811-23598

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of Western Asset Diversified Income Fund (the “Fund”), we hereby submit for filing by electronic transmission Pre-Effective Amendment No. 1 to the Fund’s initial Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Any questions or communications regarding this filing should be directed to the undersigned at Ryan.Brizek@stblaw.com or (202) 0636-5806.

Very truly yours,

/s/ Ryan P. Brizek

Ryan P. Brizek

cc:	George Hoyt, Legg Mason
David W. Blass, Simpson Thacher & Bartlett LLP
Debbie Sutter, Simpson Thacher & Bartlett LLP

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